Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,309,042,936	2,182,197,865	2,074,872,790
Effect of potential equity shares for stock options outstanding	32,879,357	27,045,525	10,589,375
Weighted average number of equity shares used in computing diluted earnings per equity share	2,341,922,293	2,209,243,390	2,085,462,165